17. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	R$ 31,612,488	R$ 30,639,075
Tax assessment notice issued against the Company for an alleged sale of 40% of the shares of its joint venture NAMISA to a Japanese-Korean consortium
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	11,812,071	11,073,961
Income tax / Social contribution - Assessment Notice and Imposition of Fine (AIIM) - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by Namisa
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	3,722,888	2,623,179
Assessment Notice and Imposition of Fine (AIIM) - Income tax / Social contribution - gloss of interest on prepayment arising from supply contracts of iron ore and port services
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	2,165,088	2,500,606
Assessment Notice and Imposition of Fine (AIIM) - Income tax / Social contribution - Due to profits from foreign subsidiaries (years 2008, 2010 and 2011)
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	1,891,149	1,858,640
Tax foreclosures - ICMS - Electricity credits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	974,479	920,306
Installments MP 470 - alleged insufficiency of tax losses
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		704,739
Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS e IPI
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	1,481,382	1,685,648
Disallowance of the ICMS credits - Transfer of iron ore
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	529,607	499,006
ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	294,527	275,233
Disallowance of the tax losses arising on adjustments to the SAPLI
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	516,583	491,862
Assessment Notice - ICMS - shipping and return merchandise for Industrialization
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		816,199
Assessment Notice- Income tax- Capital Gain of CFM vendors located outside
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	243,007	203,185
CFEM - Divergence on the understanding between CSN and DNPM on the calculation basis
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	311,582	290,249
Other tax (federal, state, and municipal) lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	976,438	3,065,131
Assessment Notice - ICMS - Questions about sales to incentive zone
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	3,625,167	170,330
Social security lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	287,823	278,600
Annulment action filed by CSN against CADE
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	101,683	98,189
Other civil lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	922,171	1,111,944
Labor and social security lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	1,537,078	1,569,712
Environmental lawsuits - ACP TAC/PAC - Compliance with environmental obligations
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		216,878
Tax foreclosures - Fine of Volta Grande IV (2)
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	75,530	67,620
Others Environmental lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	R$ 144,235	R$ 117,858